BMW Vehicle Owner Trust 2024-A

Accrued Interest Date:	6/11/24	Collection Period Ending:	6/30/24
Current Payment Date:	7/25/24	Period:	1

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,909,993,688.45	$1,909,993,688.45	$1,774,380,689.93

Yield Supplement Overcollateralization Amount	$115,121,892.40	$115,121,892.40	$103,045,938.29

Adjusted Pool Balance	$1,794,871,796.05	$1,794,871,796.05	$1,671,334,751.64

Reserve Account	$4,487,179.49	$4,487,179.49	$4,487,179.49

Overcollateralization	$44,871,796.05	$44,871,796.05	$44,871,794.90

Notes				Ratio

Class A-1 Notes	$363,000,000.00	$363,000,000.00	$239,462,956.74	14.7%

Class A-2a Notes	$320,500,000.00	$320,500,000.00	$320,500,000.00	19.7%

Class A-2b Notes	$320,500,000.00	$320,500,000.00	$320,500,000.00	19.7%

Class A-3 Notes	$641,000,000.00	$641,000,000.00	$641,000,000.00	39.4%

Class A-4 Notes	$105,000,000.00	$105,000,000.00	$105,000,000.00	6.5%
	$1,750,000,000.00	$1,750,000,000.00	$1,626,462,956.74	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$16,612,359.21
Servicer Advances	146,985.18
Servicer Advance Reimbursement	205.75

Administrative Purchase Payment	0.00
Warranty Purchase Payment	1,839.08
Recoveries	0.00

Investment Earnings from Reserve Account	12,848.50
Investment Earnings from Collection Account	0.00

Total Available Interest	$16,773,826.22

Available Principal:
Principal Collection on Receivables

Receipts of Scheduled Principal	$90,386,578.80
Receipts of Pre-Paid Principal	44,481,643.91

Liquidation Proceeds	7,179.27
Administrative Purchase Payment	0.00
Warranty Purchase Payment	737,596.54

Total Available Principal	$135,612,998.52

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$152,386,824.74

Distributions:

Servicing Fees	$3,144,294.65
Non-recoverable Servicer Advance Reimbursement	0.00
Noteholder's Accrued and Unpaid Interest	11,494,869.43
First Priority Principal Distribution Amount to Noteholders	78,665,248.36
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	44,871,794.90

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	14,210,617.40

Total Distributions	$152,386,824.74

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$1,909,993,688.45

Monthly Principal Received
Regular Principal Received	$90,386,578.80
Prepaid Principal Received	44,481,643.91
Liquidation Proceeds	7,179.27
Principal Balance Allocable to Gross Charge-offs	0.00
Principal Portion of Repurchased Receivables	737,596.54
Total Monthly Principal Amounts	$135,612,998.52

Ending Receivable Principal Balance	$1,774,380,689.93

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	0.00

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	0.00

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	0.00

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			5.51200%	$2,445,490.67	6.74
Class A-2a Notes			5.42000%	$2,123,134.44	6.62
Class A-2b Notes			5.67035%	$2,221,202.10	6.93
Class A-3 Notes			5.18000%	$4,058,242.22	6.33
Class A-4 Notes			5.04000%	$646,800.00	6.16
				$11,494,869.43

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$363,000,000.00	$123,537,043.26	$239,462,956.74	340.32	0.66
Class A-2a Notes	$320,500,000.00	-	$320,500,000.00	0.00	1.00
Class A-2b Notes	$320,500,000.00	-	$320,500,000.00	0.00	1.00
Class A-3 Notes	$641,000,000.00	-	$641,000,000.00	0.00	1.00
Class A-4 Notes	$105,000,000.00	-	$105,000,000.00	0.00	1.00
	1,750,000,000.00	123,537,043.26	1,626,462,956.74

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	115,121,892.40
Beginning Period Amount	115,121,892.40
Current Distribution Date Required Amount	103,045,938.29
Current Period Release	12,075,954.11
Ending Period Amount	103,045,938.29

Reserve Account

Beginning Period Required Amount	$4,487,179.49
Beginning Period Amount	4,487,179.49
Net Investment Earnings	12,848.50
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	4,487,179.49
Release to Depositor	12,848.50
Ending Period Amount	$4,487,179.49

Overcollateralization

Beginning Period Overcollateralization Amount	$44,871,796.05
Target Overcollateralization Amount	$44,871,794.90
Ending Period Over Collateralization Amount	$44,871,794.90
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		49,605	47,896
Weighted Average Remaining Term		52.11	49.96
Weighted Average Annual Percentage Rate		5.35%	5.37%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	54	$2,589,674.48	0.15%
60-89 Days	8	460,738.74	0.03%
90-119 Days	0	0.00	0.00%
120+ Days	0	0.00	0.00%

Total 30+ Days Past Due as of the end of the current period	62	$3,050,413.22	0.17%
Total 60+ Days Past Due as of the end of the current period	8	$460,738.74	0.03%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.00%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.00%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.00%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		0	0.00
Ending Period Repossessed Receivables Balance		0	0.00
Principal Balance of 90+ Day Repossessed Vehicles		0	0.00

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		0	0.00
Recoveries		0	0.00
Net Write-Offs			-
Cumulative Net Write-offs		0	-
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.00%
Charge Off Rate **			0.00%
Avg of Net Write-offs ***			-

Credit Risk Retention

The fair values of the Notes and the Certificates as of the Closing Date are summarized below. The totals in the table may not sum due to rounding:
	Fair Value	Fair Value
	(in millions)	(as a percentage of the aggregate fair value of
		the Notes and Certificates)
Class A-1 Notes	$363.0	19.5%
Class A-2a Notes	$320.5	17.2%
Class A-2b Notes	$320.5	17.2%
Class A-3 Notes	$641.0	34.4%
Class A-4 Notes	$105.0	5.6%
Certificates	$112.9	6.1%
Total	$1,862.9	100.0%

The Sponsor is required to retain an economic interest in the credit risk of the securitized assets with a fair value of at least 5% of the aggregate fair value of the Notes and the Certificates as of the Closing Date, or $93,147,356.95, in accordance with the terms of Regulation RR.
As of the Closing Date, the fair market value of the Certificates being retained in satisfaction of such requirement represents approximately 6.06% of the aggregate initial principal amount of the notes.

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	0	0.00
Net Write-Offs		0.00
Cumulative Net Write-offs	0	-
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		-

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	0	0.00
Net Write-Offs		0.00
Cumulative Net Write-offs	0	-
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		-

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	0	0.00
Net Write-Offs		0.00
Cumulative Net Write-offs	0	-
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		-

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.